Goodwill (Details) (USD $) In Thousands, unless otherwise specified				6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Subsidiaries [Member]	Dec. 31, 2012 Subsidiaries [Member]
Goodwill [Line Items]
Goodwill, gross - Balance as of January 1,		$ 54,316	$ 56,053
Accumulated impairment losses at the beginning of the period		(41,815)	(41,815)
Goodwill - Balance as of January 1,	12,501	12,501	14,238
Goodwill related to sale					(1,737)
Goodwill, gross - Balance at December 31,		54,316	56,053
Goodwill - Balance as of December 31,	$ 12,501	$ 12,501	$ 14,238